BUSINESS OVERVIEW (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2025	May 05, 2025	Dec. 31, 2024
Common stock shares issued	89,687,500		89,687,500
Common stock par value	$ 0.0001		$ 0.0001
Options exercised value	$ 1.5
Sale And Purchase Agreement [Member]
Common stock shares issued		75,000,000
Common stock par value		$ 0.0001
New Century International Homes Pte Ltd [Member]
Ownership percentage		100.00%